Accounts receivable - Percentage of revenues by client (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable
Allowance for doubtful accounts	$ 33,474	$ 16,986	$ 12,400	$ 20,332
Aeroenlaces Nacionales, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	39.50%	36.30%	31.30%
Percentage of entity's revenue	33.20%	30.90%	27.60%
Concesionaria Vuela Compaa de Aviacion, S.A.P.I. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	17.90%	21.00%	27.00%
Percentage of entity's revenue	14.50%	18.80%	20.10%
Aerolitoral, S. A. de C. V.
Accounts Receivable
Percentage of entity's accounts receivable	5.10%	5.30%	9.00%
Percentage of entity's revenue	4.50%	6.10%	6.90%
Aerovas de Mxico, S. A. de C.V.
Accounts Receivable
Percentage of entity's accounts receivable	11.40%	13.00%	11.90%
Percentage of entity's revenue	10.90%	9.80%	8.30%